Master Trust - Schedule of Master Trust Net Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP Total | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	$ 1,327,019,953	$ 1,228,913,743
EBP Total | Plan Interest
EBP, Master Trust [Line Items]
Investments, at fair value	1,327,019,953	1,228,913,743
EBP 002
EBP, Master Trust [Line Items]
Net assets available for benefits	1,050,688,405	966,952,766	$ 870,363,797
EBP 002 | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	1,035,538,975	951,781,293
EBP 005
EBP, Master Trust [Line Items]
Net assets available for benefits	192,747,892	183,733,618	180,898,626
EBP 005 | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	190,091,638	181,079,874
EBP 008
EBP, Master Trust [Line Items]
Net assets available for benefits	103,100,141	97,802,379	$ 93,370,979
EBP 008 | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	101,389,340	96,052,576
Common collective trust funds | EBP Total | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	1,047,723,198	941,292,717
Common collective trust funds | EBP Total | Plan Interest
EBP, Master Trust [Line Items]
Investments, at fair value	1,047,723,198	941,292,717
Common collective trust funds | EBP 002 | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	825,459,464	736,308,918
Common collective trust funds | EBP 005 | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	139,835,960	129,415,376
Common collective trust funds | EBP 008 | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	82,427,774	75,568,423
Mutual funds | EBP Total | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	107,504,896	110,069,411
Mutual funds | EBP Total | Plan Interest
EBP, Master Trust [Line Items]
Investments, at fair value	107,504,896	110,069,411
Mutual funds | EBP 002 | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	90,871,352	91,985,417
Mutual funds | EBP 005 | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	10,935,303	11,921,899
Mutual funds | EBP 008 | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	5,698,241	6,162,095
Brokerage accounts | EBP Total | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	90,388,663	79,400,468
Brokerage accounts | EBP Total | Plan Interest
EBP, Master Trust [Line Items]
Investments, at fair value	90,388,663	79,400,468
Brokerage accounts | EBP 002 | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	63,077,419	56,367,323
Brokerage accounts | EBP 005 | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	21,562,043	18,126,246
Brokerage accounts | EBP 008 | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	5,749,201	4,906,899
Money market fund | EBP Total | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	54,701,013	55,948,045
Money market fund | EBP Total | Plan Interest
EBP, Master Trust [Line Items]
Investments, at fair value	54,701,013	55,948,045
Money market fund | EBP 002 | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	36,120,482	35,984,488
Money market fund | EBP 005 | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	13,700,681	14,806,636
Money market fund | EBP 008 | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	4,879,850	5,156,921
Harley-Davidson, Inc. Common Stock Fund | EBP Total | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	26,702,183	42,203,102
Other receivables	21,710	20,089
Net assets available for benefits	26,702,183	42,203,102
Harley-Davidson, Inc. Common Stock Fund | EBP Total | Plan Interest
EBP, Master Trust [Line Items]
Investments, at fair value	26,702,183	42,203,102
Other receivables	21,710	20,089
Net assets available for benefits	26,702,183	42,203,102
Harley-Davidson, Inc. Common Stock Fund | EBP 002 | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	20,010,258	31,135,147
Harley-Davidson, Inc. Common Stock Fund | EBP 005 | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	4,057,651	6,809,717
Harley-Davidson, Inc. Common Stock Fund | EBP 008 | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	2,634,274	4,258,238
Harley-Davidson, Inc. common stock | EBP Total | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	26,379,359	41,686,813
Harley-Davidson, Inc. common stock | EBP Total | Plan Interest
EBP, Master Trust [Line Items]
Investments, at fair value	26,379,359	41,686,813
Money market fund | EBP Total | Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	301,114	496,200
Money market fund | EBP Total | Plan Interest
EBP, Master Trust [Line Items]
Investments, at fair value	$ 301,114	$ 496,200